Stock Warrants - Additional Information (Detail) - Warrant [Member] - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Class of warrants of rights, Number of warrants or rights vested during period						147,293	31,564
Other Noncurrent Liabilities [Member]
Derivative liabilities						$ 0.7	$ 0.2
Loan Agreement [Member] | Right To Purchase Shares Of Common Stock [Member]
Class of warrants and rights issued during period, Shares									190,000
Class of warrants and rights, Exercise price of warrants and rights									$ 0.06
Loan agreement termination date	Jan. 01, 2018							Feb. 17, 2025
Warrants and rights outstanding date				Feb. 17, 2025		Jan. 01, 2018
Stock Issued During Period, Shares, New Issues				188,576
Development Agreement [Member] | Outstanding Warrants To Be Issued [Member]
Class of warrants of rights, Outstanding						115,737
Development Agreement [Member] | Right To Purchase Shares Series D Convertible Preferred Stock [Member]
Class of warrants and rights issued during period, Shares							294,594
Class of warrants and rights, Exercise price of warrants and rights							$ 0.0001
Warrants and rights outstanding date						Sep. 24, 2029	Sep. 24, 2029
Class of warrants of rights, Number of warrants or rights vested during period		74,705	63,126	95,747	73,646
Class of warrants or rights non vested outstanding		19,990		19,990
Increase or decrease derivative liabilities		$ 0.5	$ 0.3	$ 0.4	$ 0.3